Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of trade receivable
As at December 31:	2018	2017
Trade receivables, gross amount	$5,654	$43,207
Less: Allowance for expected credit losses under IFRS 9 or credit losses under IAS 39	(311)	(8,948)
Trade receivables, net amount	$5,343	$34,259

Schedule of movement in the loss allowance
	Loss allowance measured at an amount equal to lifetime expected credit losses
	Financial assets that are credit-impaired at year-end	Other trade receivables	Total
Loss allowance: opening balance	$—	$—	$—
Reclassification from IAS 39 upon initial adoption of IFRS 9	8,948	—	8,948
Additions for the year	21,817	87	21,904
Reversal	—	—	—
Written off	(30,935)	—	(30,935)
Exchange effect	184	10	194
Other	—	200	200
Loss allowance: ending balance	$14	$297	$311

Schedule of trade receivables that were past due but not impaired
Past-due	2017
Below 30 days	$7,322
Between 31 and 60 days	728
Between 61 and 90 days	1,175
Between 91 and 365 days	1,813
Over 365 days	314
$11,352

Schedule of aging analysis of impaired trade receivables
Past-due	2017
Below 30 days	$—
Between 31 and 60 days	—
Between 61 and 90 days	—
Between 91 and 365 days	—
Over 365 days	30,337
30,337
Allowance for credit losses	(8,948)
Expected recoverable amount of impaired trade receivables(1)	$21,389

(1)      The recoverable amount of impaired trade receivables is covered by credit insurance, bank guarantees and/or other credit enhancements and, therefore, management of the Group believes this entire net amount to be collectible in the ordinary course of business.

Schedule of movements in the allowance for credit losses
2017
Balance, beginning of the year	$58,488
Additions	12,213
Reversals	(1,541)
Write-offs	(7,726)
Disposition of subsidiaries	(33,999)
Other	(21,099)
Currency translation adjustment	2,612
Balance, end of the year	$8,948